Segment Reporting (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue by reportable segment	$ 844.5		$ 848.6		$ 1,693.5		$ 1,761.9
Operating (loss) income	(41.4)		(14.1)		(59.9)		(7.0)
Interest income	0.3		0.3		0.7		0.8
Interest expense	(14.1)		(12.9)		(29.1)		(26.0)
Other loss					(0.3)
Loss from continuing operations before income taxes	(55.2)		(26.7)		(88.6)		(32.2)
U.S. RadioShack Company-Operated Stores [Member]
Segment Reporting Information [Line Items]
Revenue by reportable segment	768.7		772.4		1,538.8		1,606.0
Operating (loss) income	39.4		72.0		100.6		163.3
Other [Member]
Segment Reporting Information [Line Items]
Revenue by reportable segment	75.8		76.2		154.7		155.9
Operating (loss) income	3.3		6.0		11.6		14.4
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	42.7		78.0		112.2		177.7
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	$ (84.1)	[1]	$ (92.1)	[1]	$ (172.1)	[1]	$ (184.7)	[1]

[1]	The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.